EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of information about share options outstanding and exercisable
Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2023 (in thousands)	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2023 (in thousands)	Exercise Price
	Years		USD

768	1.06	768	0.0001
563	0.17	563	0.536
260	4.46	260	0.550
1,162	5.26	1,095	1.102
3,462	7.1	485	2.5
6,215		3,171

Schedule of number and weighted average exercise prices of share options
	2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	USD		USD
Options outstanding at the beginning of year:	7,297	1.76	7,710	1.72
Changes during the year:
Granted	-	-	1,405	2.50
Exercised	38	0.68	226	0.42
Forfeited	1,044	2.38	1,592	0.22
Options outstanding at end of year	6,215	1.67	7,297	1.76
Options exercisable at year-end	3,171	0.90	3,169	0.87

Schedule of information about share restricted stock units outstanding and exercisable
Number of RSUs
Outstanding at beginning of year	-
Granted	7,808,280
Vested	(902,753)
Forfeited	(1,686,426)
Unvested as of December 31, 2023	5,219,101